SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share-Based Payment Arrangements [Abstract]
Schedule of total expenses for share based payment plans
The total expenses for share based payment plans in 2021, 2020 and 2019 is specified as follows:

Share-based compensation	2021	2020	2019
Board of Management options	—	86	625
Employee options	4,262	2,964	2,419
Long term incentive plan	4,793	5,304	1,946
Bonus shares	—	51	—
Balance at December 31	9,055	8,405	4,990
The employee options expense increased due to increased expenses for the full year 2021 relating to options granted in Q4 2020. Long-term incentive plan expenses decreased due to a lower fair value of the shares awarded and the transition agreement for the CEO.
22.1 Models and assumptions

Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2021	2020	2019
Expected time to maturity (employees)	1-4 years	1-4 years	1 - 4 years
Expected time to maturity (Board of Directors)	not applicable	not applicable	0.7 years
Volatility (employees)	47% - 57%	53% - 60%	54%- 58%
Volatility (Board of Directors)	not applicable	not applicable	56%
Risk-free interest rate (employees)	(0.52)% - (0.03)%	(0.52)% - (0.27)%	(0.36)% -(0.30)%
Risk-free interest rate (Board of Directors)	not applicable	not applicable	(0.25)%

Schedule of peer European biotech companies
The reference group for the 2020-2021 programs consists of the following 22 companies:

Main location	Number	Company
Belgium	1	Galapagos
Denmark	2	Bavarian Nordic, Genmab
France	4	Cellectis, Eurobio Scientific, Hybrigenics, Innate Pharma
Germany	5	Evotec, Medigene, Medivir, Heidelberg Pharma, Newron Pharmaceuticals
Italy	1	Photocure
Norway	1	Transgene
Switzerland	4	Addex Therapeutics, Basilea Pharmaceutica, Kuros Biosciences, Morphosys
United Kingdom	4	Allergy Therapeutics, ImmuPharma, Oxford Biomedica, Santhera Pharmaceuticals
Total excluding Pharming Group	22

Vesting schedule
The vesting schedule is as follows. Ranking in the top:

Achievement level	% of grant attained
5% of the index:	100%
5%-10% of the index:	80% of maximum
10%-20% of the index:	60% of maximum
20%-30% of the index:	50% of maximum
30%-50% of the index:	20% of maximum
Lower than 50% index:	—%

Schedule of range of assumptions used in the Monte Carlo simulation
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2021	2020	2019
Volatilities	47.00%	54.00%	56.00%
Risk-free interest rates	(0.31)%	(0.24)%	(0.21)%
Dividend yields	—%	—%	—%
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2021	2020
Volatilities	49.00%	53.46%
Risk-free interest rates	(0.554)%-(0.416)%	(0.528)% - (0.551)%
Dividend yields	—%	—%

Schedule of EU and US peer group of Executive Directors, by company location	EU and US benchmark group:

Company Location	Location
Europe
ALK-Albello	Horsholm, Denmark
Alliance Pharma	Chippenham, United Kingdom
Avadel Pharmaceuticals	Dublin, Ireland
Basilea Pharmaceutica	Basel, Switzerland
Bavarian Nordic	Hellerup, Denmark
BioGaia	Stockholm, Sweden
Biotest	Dreieich, Germany
Camurus	Lund, Sweden
Cosmo Pharmaceuticals	Dublin, Ireland
Merus	Utrecht, Netherlands
Mithra Pharmaceuticals	Liege, Belgium
Orchard Therapeutics	London, United Kingdom
Orexo	Uppsala, Sweden
Oxford Biomedica	Oxford, United Kingdom
uniQure	Amsterdam, Netherlands
Valneva	Nantes, France
Vecture Group	Chippenham, United Kingdom
Zealand Pharma	Copenhagen, Denmark
U.S.
Aerie Pharmaceuticals	Durham, NC
Akebia Therapeutics	Cambridge, MA
Anika Therapeutics	Bedford, MA
Clovis Oncology	Boulder, CO
Collegium Pharmaceutical	Stoughton, MA
Corcept Therapeutics	Menlo Park, CA
Enanta Pharmaceuticals	Watertown, MA
Heron Therapeutics	San Diego, CA
Ironwood Pharmaceuticals	Boston, MA
Ligand Pharmaceuticals	San Diego, CA
Omeros	Seattle, WA
Pacira BioSciences	Parsippany, NJ
Radius Health	Waltham, MA
Retrophin	San Diego, CA
Rigel Pharmaceuticals	South San Francisco, CA
Supernus Pharmaceuticals	Rockville, MD
Vanda Pharmaceuticals	Washington, DC

Schedule of thresholds and payout percentages for long term incentive program
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the AMX and IBB indices separately (each weighted at 50% of pay-out):

TSR equal to index	80% pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out

Schedule of number and weighted average exercise prices of share options	An overview of activity in the number of options for the year 2021 is as follows (please also refer to note [27] in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2021: 1:1,1334)):

	2021		2020		2019
	Number	Weighted Average Exercise Price US$)	Number	Weighted Average Exercise Price (US$)	Number	Weighted Average Exercise Price (US$)
Balance at January 1	50,106,488	0.909	40,327,537	0.696	34,320,956	0.609
Expired	—	—	(3,281)	0.361	(4,430,757)	1.146
Forfeited	(946,738)	1.046	(411,250)	0.640	(133,750)	0.798
Granted	12,081,000	0.931	15,536,750	1.196	18,485,000	0.842
Exercised	(8,451,272)	0.520	(5,343,268)	0.544	(7,913,912)	0.386
Balance at December 31	52,789,478	0.911	50,106,488	0.909	40,327,537	0.696
- Vested	21,388,237	0.833	19,675,875	0.716	12,797,424	0.450
- Unvested	31,401,241	0.966	30,430,613	1.034	27,530,113	0.806
@

	2021		2020		2019
Exercise prices in US$	Number	Exercise value in US$’000	Number	Exercise value in US$’000	Number	Exercise value in US$’000
0.071 - 0.280	0	—	3,225,000	828	4,737,500	1,110
0.28 - 0.570	3,482,428	1,322	6,742,863	2,774	9,187,537	3,477
0.57 – 0.850	12,290,925	10,155	12,974,375	11,615	13,202,500	10,793
0.850 – 2.830	37,016,125	36,646	27,164,250	30,314	13,200,000	12,698
Balance at December 31	52,789,478	48,123	50,106,488	45,531	40,327,537	28,078

Overview of number of LTIP shares granted, fair value per share, forfeited or issued

Participant category	2021	2020	2019	Total
Non Executive members of the Board of Directors	—	—	205,000	205,000
Executive Members of the Board of Directors	1,337,888	—	201,050	1,538,938
Executive Committee	6,301,400	105,000	326,807	6,733,207
Senior managers	812,500	930,000	1,830,000	3,572,500
Total	8,451,788	1,035,000	2,562,857	12,049,645
Fair value per share award (US$)	0.887	0.923	0.387

The following table provides an overview of LTIP shares granted, forfeited or issued in 2019-2021 as well as the number of LTIP shares reserved at 31 December 2021:

Participant category	Granted	Forfeited	Unvested	Reserved at December 31, 2021
Non Executive members of the Board of Directors	205,000	(115,000)	(72,000)	18,000
Executive Members of the Board of Directors	1,538,938	0	(160,840)	1,378,098
Executive Committee	6,733,207	0	(1,179,259)	5,553,948
Senior managers	3,572,500	(180,000)	(1,380,000)	2,012,500
Total	12,049,645	(295,000)	(2,792,099)	8,962,546
The following table gives an overview of movements in number of LTIP shares of the Non-Executive members of the Board of Directors and / or of the former Board of Supervisory Directors, to the extent still in office, for the year ended December 31, 2021:

	Year	Granted	Settled	Forfeited	Not vested	Reserved as at 31 December 2021
P. Sekhri	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	50,000	(10,000)	—	(40,000)	—
	2018	30,000	(15,000)	—	(15,000)	—
D. Jorn	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	40,000	(8,000)	—	(32,000)	—
A. de Winter	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	40,000	—	(40,000)	—	—
	2018	25,000	(12,500)	—	(12,500)	—
J.B. Ward	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	35,000	—	(35,000)	—	—
	2018	25,000	(12,500)	—	(12,500)	—
Total	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	165,000	(18,000)	(75,000)	(72,000)	—
	2018	80,000	(40,000)	—	(40,000)	—

Schedule of metrics used for the transition arrangement for the CEO	The performance on both the TSR and the strategic corporate objectives, applying the respective weightings, leads to the following vesting level under the One-Off Transition Arrangement for the CEO (i.e., second annual tranche of 1,400,000 shares):

Metric definition	Achievement	Weighting	Vesting level
TSR	—%	40%	—%
Strategic Objectives	75%	60%	45%
Total	75%	100%	45%